SCHEDULE OF STOCK OPTIONS USING THE BLACK-SCHOLES OPTION PRICING MODEL AND USED THE ASSUMPTIONS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.88%	4.41%	4.41%	0.73%
Expected volatility	177.30%	66.00%	177.30%	66.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual term (years)	2	1	1	1
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual term (years)	4	3	3	3